SEGMENT REPORTING	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 24 - SEGMENT REPORTING
The chief operating decision makers (“CODM”) have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.
Based on the criteria established by ASC 280, the Company has determined that the reportable segments of the Company consist of (1) Industrial Automation (“IA”), (2) Rail Transportation (“Rail”), (3) Mechanical and Electrical Solutions (“M&E”), in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the years ended June 30, 2020, 2021, and 2022 is as follows:

	Year ended June 30, 2020
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$207,421	145,750	61,101	414,272
Product sales	15,504	4,640	—	20,144
Maintenance service revenue	15,985	49,140	916	66,041
Extended warranty service revenue	1,061	1,809	—	2,870

Total	239,971	201,339	62,017	503,327
Costs of revenue	154,298	107,382	51,079	312,759

Gross profit	$85,673	93,957	10,938	190,568

	Year ended June 30, 2021
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$291,106	100,877	68,197	460,180
Product sales	22,772	5,895	—	28,667
Maintenance service revenue	21,402	79,874	46	101,322
Extended warranty service revenue	1,772	1,525	—	3,297

Total	337,052	188,171	68,243	593,466
Costs of revenue	227,107	90,386	57,694	375,187

Gross profit	$109,945	97,785	10,549	218,279

	Year ended June 30, 2022
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$380,516	109,342	83,709	573,567
Product sales	31,559	6,927	—	38,486
Maintenance service revenue	26,725	64,492	50	91,267
Extended warranty service revenue	1,118	3,024	—	4,142

Total	439,918	183,785	83,759	707,462
Costs of revenue	294,642	98,150	75,313	468,105

Gross profit	$145,276	85,635	8,446	239,357

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2020	2021	2022
Revenues:
PRC	$441,305	$518,170	$614,903
Non-PRC	62,022	75,296	92,559

	$503,327	$593,466	$707,462

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2021	2022
Long-lived assets other than goodwill and acquired intangible assets
PRC	$163,343	$159,598
Non-PRC	11,458	10,114

	$174,801	$169,712